SHARE CAPITAL (Details 3)	3 Months Ended	12 Months Ended
	Mar. 31, 2019 CAD ($) RSU	Dec. 31, 2018 CAD ($) RSU
Number of RSUs
Balance at beginning of period | RSU	830,000	825,000
Granted | RSU		5,000
Settled | RSU	(355,000)
Balance at end of period | RSU	475,000	830,000
Weighted average fair value per unit at issue
Balance at beginning of period | $	$ 3.74	$ 3.73
Granted | $		5.67
Settled | $	4.27
Balance at end of period | $	$ 3.36	$ 3.74